Mezzanine Equity (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2021 USD ($)	Feb. 28, 2021 JPY (¥)	Jun. 30, 2018 JPY (¥)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Temporary Equity [Line Items]
Mezzanine equity				$ 0	$ 0
Repurchase of preferred stock				$ 0	$ 0	$ 89
Series A cumulative redeemable perpetual preferred stock
Temporary Equity [Line Items]
Mezzanine equity shares issued (in shares) | shares				100
Mezzanine equity | ¥			¥ 1,854,900,000
Preferred stock, dividend rate			2.95%
Repurchase of preferred stock	$ 17,707	¥ 1,854,900,000
Accumulated dividend not paid | ¥		¥ 8,395,328
Mezzanine dividends	$ 79